Vessels, net - Schedule of Vessels (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Beginning balance	$ 115,774
Depreciation	(4,119)	$ (4,164)
Vessel impairment charge	1,543
Ending balance	110,112
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	138,060
Depreciation
Vessel impairment charge	(2,500)
Ending balance	135,560
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(22,286)
Depreciation	(4,119)
Vessel impairment charge	957
Ending balance	(25,448)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	115,774
Depreciation	(4,119)
Vessel impairment charge	(1,543)
Ending balance	$ 110,112